Consolidated Balance Sheets $ in Thousands	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 2,520
Accounts receivable, net	55,568
Inventories	62,126
Prepaid expenses	7,333
Other current assets	9,150
Assets held for sale	6,168
Total current assets	142,865
Property and equipment, net	36,048
Deferred tax assets, net	1,900
Intangible assets, net	59,955
Goodwill	66,180
Other assets	385
Total assets	307,333
Current liabilities
Accounts payable	25,695
Accrued liabilities	32,206
Income tax payable	678
Current portion of long-term debt	4,328
Total current liabilities	62,907
Long-term debt	270,313
Deferred tax liabilities	3,333
Other liabilities	802
Total liabilities	337,355
Commitments and contingencies (Note 13)
Mezzanine equity
Preferred stock ($0.0001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2020 and 2019)	0
Shareholders' equity (deficit)
Common stock ($0.0001 par value, 190,000,000 shares authorized, 27,483,350 issued and outstanding as of December 31, 2020 and 2019)	3
Additional paid-in capital	48,670
Accumulated other comprehensive loss	(3,280)
Accumulated deficit	(75,415)
Total shareholders' equity	(30,022)
Total liabilities, mezzanine equity and shareholders' equity	$ 307,333